SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Product Warranties (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2024
Product Warranty Liability [Line Items]
Extended warranty term	40 years
Warranty benefit, change in estimate		$ 7.5
Warranty benefit, decrease in product replacement costs		$ 5.3
Decrease in basic net loss per share relating to product warranties (in usd per share)		$ 1.17
Decrease in diluted net loss per share relating to product warranties (in usd per share)		$ 1.17
Minimum
Product Warranty Liability [Line Items]
Standard warranty term		5 years
Maximum
Product Warranty Liability [Line Items]
Standard warranty term		20 years
Solar power systems
Product Warranty Liability [Line Items]
Standard warranty term		25 years
SunPower Settlement Agreement
Product Warranty Liability [Line Items]
Warranty benefit, change in estimate		$ 2.2